Leases (Details)		1 Months Ended			12 Months Ended
	Jul. 01, 2020 EUR (€)	Dec. 31, 2020 EUR (€) m²	Jul. 31, 2020	Sep. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€) m²	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²		4,795			4,795
Renewal term			5 years
Lease liability							€ 2,359,000
Reduction in right-of-use asset				€ 566,000
Reduction in lease liability				€ 590,000
Depreciation charge for right-of-use asset					€ 1,422,000	€ 1,187,000
Interest expense on lease liability					409,000	48,000
Expense relating to short-term leases					141,000	189,000
Total cash outflow for leases					1,014,000	1,310,000
Additions to right-of-use assets during the period					17,591,000
Undiscounted lease commitments		€ 21,825,000			21,825,000
Minimum operating lease payments recognised as expense						1,813,000
Income from subleasing right-of-use assets					€ 0	€ 174,000
Office and Laboratory Facility [Member] | Leiden Netherlands [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Renewal term		5 years			1 year
Lease liability	€ 16,203,000
Right-of-use asset	€ 16,332,000
Leases term	10 years				10 years
Lease extension term					1 year
Lease renewal term (in years)					11 years
Increase in lease liability					€ 1,260
Increase in right-of-use asset					€ 1,260